Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	30 Months Ended	34 Months Ended	40 Months Ended	46 Months Ended	60 Months Ended	67 Months Ended	90 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000225893
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Core Plus Bond ETF
C000238088
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay High Income ETF
C000248469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Securitized Income ETF
C000184310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Muni Insured ETF
C000184311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay Muni Intermediate ETF
C000222073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI MacKay California Muni Intermediate ETF
C000241259
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI CBRE Real Assets ETF
C000234758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Winslow Large Cap Growth ETF
C000234759
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYLI Winslow Focused Large Cap Growth ETF
Without Sales Load [Member] | C000225893
Average Annual Return [Line Items]
Average Annual Return, Percent	9.16%					(0.31%)
Without Sales Load [Member] | C000238088
Average Annual Return [Line Items]
Average Annual Return, Percent	8.22%		9.15%
Without Sales Load [Member] | C000184310
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%						0.92%		2.00%
Without Sales Load [Member] | C000184311
Average Annual Return [Line Items]
Average Annual Return, Percent	2.45%						1.64%		2.25%
Without Sales Load [Member] | C000222073
Average Annual Return [Line Items]
Average Annual Return, Percent	2.35%				(1.68%)
Without Sales Load [Member] | C000241259
Average Annual Return [Line Items]
Average Annual Return, Percent	14.42%	6.97%
Without Sales Load [Member] | C000234758
Average Annual Return [Line Items]
Average Annual Return, Percent	13.29%			22.43%
Without Sales Load [Member] | C000234759
Average Annual Return [Line Items]
Average Annual Return, Percent	15.92%			24.74%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%					(1.03%)
Bloomberg Very Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Very Liquid High Yield Index
Average Annual Return, Percent	8.25%		10.12%
Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent	8.98%						(0.59%)	0.17%
Bloomberg Municipal All Insured Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal All Insured Bond Index
Average Annual Return, Percent	1.42%						1.22%		2.01%
Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return, Percent	1.99%						1.27%		1.69%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent	1.65%				(0.43%)
CBRE Real Assets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBRE Real Assets Blended Index
Average Annual Return, Percent	14.06%	6.84%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Average Annual Return, Percent	14.53%			21.19%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Growth Index
Average Annual Return, Percent	14.53%			21.19%
Core Plus Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Plus Bond Blended Index
Average Annual Return, Percent	8.16%					(0.22%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%		5.82%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%						(0.67%)	0.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.66%						1.17%		1.68%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.66%						1.17%		1.68%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	1.66%				(0.79%)
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index (Net)
Average Annual Return, Percent	12.16%	15.82%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%			15.85%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; ">®</sup> Index
Average Annual Return, Percent	11.40%			15.85%